Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
May 26, 2021
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re: Pioneer Municipal High Income Opportunities Fund, Inc.
Registration Statement on Form N-2
Ladies and Gentlemen:
Electronically transmitted herewith for filing on behalf of Pioneer Municipal High Income Opportunities Fund, Inc. (the “Fund”) is an initial registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, relating to an offering of shares of the Fund.
Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions or comments relating to the filing.
Very truly yours,
/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz